Subsequent events (Details) - USD ($)	Jun. 30, 2023	Feb. 22, 2023	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Purchase price			$ 462,214,000
Revolving Credit Facility | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Line of credit, permanent quarterly reduction	$ 10,000,000
Major business combination | Paya Holdings
Disclosure of non-adjusting events after reporting period [line items]
Purchase price		$ 1,344,080
Entering Into Debt Agreement | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility amount		$ 800,000,000
Entering Into Debt Agreement | Revolving Credit Facility | Term SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		3.00%
Entering Into Debt Agreement | Revolving Credit Facility | Term SOFR | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		2.50%
Entering Into Debt Agreement | Revolving Credit Facility | Term SOFR | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		3.25%
Entering Into Debt Agreement | Revolving Credit Facility | Adjusted Base Rate | Term SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		0.10%
Entering Into Debt Agreement | Revolving Credit Facility | Alternate base rate | Term SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		2.00%
Entering Into Debt Agreement | Revolving Credit Facility | Alternate base rate | Term SOFR | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		1.50%
Entering Into Debt Agreement | Revolving Credit Facility | Alternate base rate | Term SOFR | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		2.25%